RECENTLY ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2018
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
RECENTLY ISSUED ACCOUNTING STANDARDS
RECENTLY ISSUED ACCOUNTING STANDARDS

Accounting Standards Updates, not yet adopted

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), and has since modified the standard with several ASUs (collectively, the new lease standard). The standard is effective for us, and we will adopt the standard from January 1, 2019.

The new lease standard requires most lessees to report a right-of-use asset and a lease liability. The income statement recognition is similar to existing lease accounting and is based on lease classification. The new lease standard requires lessees and lessors to classify most leases using principles similar to existing lease accounting. For lessors, the new lease standard modifies the classification criteria and the accounting for sales-type and direct financing leases. The new lease standard provides entities two options for applying the modified retrospective approach, either (1) retrospectively to each prior reporting period presented in the financial statements with the cumulative-effect adjustment recognized at the beginning of the earliest comparative period presented or (2) retrospectively at the beginning of the period of adoption (January 1, 2019) through a cumulative-effect adjustment. We plan to adopt the standard by recognizing and measuring leases at the adoption date with a cumulative effect of initially applying the guidance recognized at the date of initial application.

The new standard provides for a number of optional practical expedients in transition. We expect to elect the “package of practical expedients” and as a result we would not be required to reassess under the new standard our prior accounting conclusions about lease identification, lease classification and initial direct costs. We do not expect to elect the use of hindsight for determining the reasonably certain lease term. We do not expect to elect the practical expedient pertaining to land easements as it is not applicable to us.

We expect the most significant judgments and impacts upon adoption of the standard to include the following items:

•
Upon adoption on January 1, 2019, we will recognize right-of-use assets and lease liabilities that have not previously been recorded. The lease liability for operating leases is based on the net present value of future minimum lease payments. The right-of-use asset for operating leases is based on the lease liability adjusted for the reclassification of certain balance sheet amounts such as deferred rent and prepaid rent. In addition, a liability of $4.1 million related to an unfavorable contract previously recognized as part of a business combination is expected to be derecognized and the right-of-use asset adjusted correspondingly. A deferred gain of $2.5 million from a sale and leaseback transaction in 2015 is expected to be recognized as a cumulative-effect adjustment to equity. Deferred and prepaid rent will not be presented separately after the adoption of the new lease standard.

•	The cumulative effects of initially applying the new lease standard on January 1, 2019 and for fiscal year 2019 is expected to be as follows:

•
The cumulative effect of initially applying the new lease standard on January 1, 2019 is estimated to be an increase in total assets of $170 million to $220 million and increase in total liabilities of $170 million to $220 million. The adoption of the standard is expected to have limited impact on total equity.

•	The aggregate impact is expected to result in an increase in Total operating expenses of $1 million to $10 million and a decrease in Net income of $1 million to $10 million in fiscal year 2019.

The new lease standard provides practical expedients and policy elections for an entity’s ongoing accounting. We do not expect to elect the practical expedient to not separate lease and non-lease components for all of our leases where we are the lessee. We will elect the short-term lease recognition exemption, which includes the recognition of right-of-use assets and lease liabilities for existing short-term leases at transition.

For arrangements where we are the lessor, we do not expect the adoption of the new lease standard to have a material impact on our financial statements as all of our leases are operating leases. The new lease standard provides a practical expedient for lessors in which the lessor may elect, by class of underlying asset, to not separate non-lease components from the associated lease component and, instead, to account for these components as a single component if both of the following are met: (1) the timing and pattern of transfer of the non-lease component(s) and associated lease component are the same and (2) the lease component, if accounted for separately, would be classified as an operating lease. When a lessor, we will elect this expedient for our time charter contracts and thus not separate the non-lease component, or service element, from the lease. The adoption of the standard is also expected to impact the calculation of our value adjusted equity over value adjusted total assets financial covenants and our positive working capital financial covenants, as defined in the loan agreements of our loan facilities, as total assets and liabilities will increase with the adoption of the standard.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which revises guidance for the accounting for credit losses on financial instruments within its scope. The new standard introduces an approach, based on expected losses, to estimate credit losses on certain types of financial instruments and modifies the impairment model for available-for-sale debt securities. The guidance will be effective January 1, 2020, with early adoption permitted. Entities are required to apply the standard’s provisions as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is adopted. We are in the process of evaluating the impact of this standard update on our consolidated financial statements and related disclosures.

In July 2017, the FASB issued ASU No. 2017-11, Earnings Per Share, Distinguishing Liabilities from Equity, and Derivatives and Hedging , which changes the classification of certain equity-linked financial instruments with down round features. As a result, a free standing equity-linked financial instrument or an embedded conversion option would not be accounted for as a derivative liability at fair value as a result of existence of a down round feature. For freestanding equity classified financial instruments, the amendment requires the entities to recognize the effect of the down round feature when triggered in its earnings per share calculations. The standard is effective for fiscal years and interim periods within those fiscal years, beginning after December 15, 2018. We are currently not expecting any material impact as a result of the adoption of this accounting standard on our consolidated financial statements.

In August 2017, the FASB issued ASU No. 2017-12, Derivatives and Hedging, which is intended to align the results of the cash flow and fair value hedge accounting with the risk management activities of an entity. The amendments expand the hedge accounting for both financial and non-financial risk components and they reduce the operational burden of applying hedge accounting. The amendment enables the financial statements to reflect accurately the intent and outcome of its hedging strategies. The standard requires a modified retrospective transition method in which we will recognize the cumulative effect of the change on the opening balance of each affected component of equity in the consolidated balance sheet as of the date of adoption. The Standard is effective for fiscal years beginning after December 15, 2018, and interim periods with those fiscal years. We are currently not expecting any material impact as a result of adoption of this accounting standard on our consolidated financial statements as we do not apply hedge accounting of our derivatives.

In August 2018, the FASB issued ASU No. 2018-13, Fair value measurement (Topic 820), which is intended to streamline the disclosures requirements on fair value measurements. Disclosures such as the amounts of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the valuation process for Level 3 fair value measurements were removed. Additional disclosures such as disclosure about changes in unrealized gains and losses included in the other comprehensive income for Level 3 fair value measurements, the range and weighted average of significant unobservable inputs used for Level 3 fair value measurements are required to be reported by the public entities. The amendment is effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. We are currently evaluating the impact of the adoption of the accounting standard on our consolidated financial statements.

In November 2018, the FASB issued ASU 2018-18, Collaborative Arrangements (Topic 808), to provide clarity on when transactions between entities in a collaborative arrangement should be accounted for under the new revenue standard, ASC 606. In determining whether transactions in collaborative arrangements should be accounted under the revenue standard, the update specifies that entities shall apply unit of account guidance to identify distinct goods or services and whether such goods and services are separately identifiable from other promises in the contract. The accounting update also precludes entities from presenting transactions with a collaborative partner which are not in scope of the new revenue standard together with revenue from contracts with customers. The accounting update is effective January 1, 2020 and early adoption is permitted. We are currently evaluating the impact of the adoption of the accounting standard on our consolidated financial statements.

Accounting Standards Updates, recently adopted

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers ("ASC 606"), which supersedes nearly all existing revenue recognition guidance under U.S. GAAP. The core principle is that a company should recognize revenue when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled for those goods or services. Under ASC 606, an entity is required to perform the following five steps: (1) identify the contract(s) with a customer; (2) identify the performance obligations of the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when (or as) the entity satisfied a performance obligation. Additionally, the guidance requires improved disclosures as to the nature, amount, timing and uncertainty of revenue that is recognized.

We adopted the provisions of ASC 606 on January 1, 2018 using the modified retrospective approach. As such, the comparative information has not been restated and continues to be reported under the accounting standards in effect for periods prior to January 1, 2018. Under the modified retrospective approach, we recognized the cumulative effect of adopting this standard as a net adjustment amounting to $5.7 million to increase the opening balance of Accumulated Deficit as of January 1, 2018.

The time charter contracts are considered operating leases and therefore do not fall under the scope of ASC 606 because (i) the vessel is an identifiable asset (ii) we do not have substantive substitution rights and (iii) the charterer has the right to control the use of the vessel during the term of the contract and derives the economic benefits from such use. Time charter contracts continue to be accounted as operating leases in accordance with ASC 840 Leases and related interpretations and the implementation of the new revenue standard therefore did not have an effect on income recognition from such contracts.

The new guidance also specifies revised treatment for certain contract related costs, being either incremental costs to obtain a contract, or cost to fulfill a contract. Under the new guidance, an entity shall recognize as an asset the incremental costs of obtaining a contract with a customer if the entity expects to recover those costs. The guidance also provides a practical expedient whereby an entity may recognize the incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset that the entity otherwise would have recognized is one year or less. Cost to fulfill a contract must be capitalized if they meet certain criteria.

Contract assets with regards to voyage revenues are reported as "Voyages in progress" as the performance obligation is satisfied over time. When voyage revenues become billable, the receivable is recognized as "Trade accounts receivable, net". If at the reporting period the billable amount under the charter party exceeds the accrued revenue for a specific ongoing voyage, such an amount, or contract liability, would be recognized as deferred charter revenue under other current liabilities.

ASC 606 has been applied to those contracts that were not completed at the date of initial application. The cumulative effect of the adjustments made to our consolidated statement position at January 1, 2018 from the adoption of ASC 606 was as follows:
Consolidated Balance Sheet

(in thousands of $)	December 31, 2017	Adjustments for ASC 606	January 1, 2018
Assets
Voyages in progress	9,062	(3,584)	5,478
Other current assets (1)	25,437	2,554	27,991
Total assets	2,870,058	(1,030)	2,869,028

Liabilities
Other current liabilities (2)	32,089	4,668	36,757
Total liabilities	1,376,009	4,668	1,380,677

Stockholders' equity
Accumulated deficit	(351,903)	(5,698)	(357,601)
Total stockholder's equity	1,494,049	(5,698)	1,488,351
(1) Under ASC 606, the contract fulfillment costs are deferred as a current asset and amortized as the related performance obligations are satisfied. The adjustment to other current assets consists of primarily bunker expenses incurred to arrive at the load port for the voyages in progress as of January 1, 2018, and which were expensed in the first quarter of 2018.
(2) Under ASC 606, the adjustment under other current liabilities represents deferred charter revenue for consideration received or billed for undelivered performance obligations. As of January 1, 2018, we recorded a total adjustment of $8.3 million as unearned revenue related to ongoing voyages at period end, whereof $3.6 million and $4.7 million were credited to voyages in progress and other current liabilities, respectively. We recognized this revenue in the first quarter of 2018 as the performance obligations were met.

The impact of the adoption of ASC 606 on our consolidated balance sheets, consolidated income statements of operations and consolidated statements of cash flow for 2018 were as follows:
Consolidated Balance Sheet

	As of December 31, 2018
(in thousands of $)	As Reported	Adjustments for ASC 606	Balance without ASC 606
Assets
Voyages in progress	2,808	3,695	6,503
Other current assets	26,667	(2,289)	24,378
Total assets	2,951,354	1,406	2,952,760

Liabilities
Other current liabilities	28,398	(3,647)	24,751
Total liabilities	1,427,842	(3,647)	1,424,195
Stockholders' equity
Accumulated deficit	(267,744)	5,053	(262,691)
Total stockholder's equity	1,523,512	5,053	1,528,565
Consolidated Statements of Operations

	For the year ended December 31, 2018
(in thousands of $)	As Reported	Adjustments for ASC 606	Balance without ASC 606
Voyage charter revenues	322,804	(911)	321,893

Voyage expenses and commission	162,037	265	162,302

Net income (loss)	84,535	(646)	83,889

Basic and diluted income (loss) per share	$0.59	$—	$0.59
Consolidated Statements of Cash Flows

	For the year ended December 31, 2018
(in thousands of $)	As Reported	Adjustments for ASC 606	Balance without ASC 606
Net income (loss)	84,535	(646)	83,889
Change in operating assets and liabilities, other	102,011	646	102,657
Net cash provided by operating activities	186,546	—	186,546

Certain voyage expenses are capitalized between the previous discharge port, or contract date if later, and the next load port and amortized between load port and discharge port. In 2018, we amortized an aggregate of $21.3 million of capitalized voyage expenses, or contract assets classified as other current assets. No impairment losses were recognized in the period.

In accordance with ASC 606, we have applied the practical expedient not to disclose the remaining performance obligations of a contract given that the original expected contract duration is less than one year. In accordance with ASC 606, we have applied the available exemptions not to disclose the nature of performance obligations and the remaining duration of performance obligations.

In January 2016, the FASB issued ASU 2016-01 Financial instruments, Overall (Subtopic 825-10), Recognition and Measurement of Financial Assets and Financial Liabilities. The amendments in this update require all equity investments to be measured at fair value with changes in the fair value recognized through net income (other than those accounted for under equity method of accounting or those that result in consolidation of the investee). The amendments in this update also require an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. In addition, the amendments in this update eliminate the requirement to disclose the fair value of financial instruments measured at amortized cost for entities that are not public business entities and the requirement for to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet for public business entities. As a result of the adoption of the standard, we present the change in the fair value of our marketable equity securities in our consolidated statements of operations. In our opening balance at January 1, 2018, we recognized a decrease of $5.3 million in accumulated deficit with a corresponding change in other comprehensive income. In 2018, we recognized a mark to market loss of $4.0 million of these equity securities.

In August 2016, the FASB issued ASU No. 2016-15, Statement of cash flows (Topic 230): Classification of certain cash receipts and cash payments. This ASU addresses the following eight specific cash flow issues: Debt prepayment or debt extinguishment costs; settlement of zero-coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing; contingent consideration payments made after a business combination; proceeds from the settlement of insurance claims; proceeds from the settlement of corporate-owned life insurance policies (COLIs) (including bank-owned life insurance policies (BOLIs)); distributions received from equity method investees; beneficial interests in securitization transactions; and separately identifiable cash flows and application of the predominance principle. The amendments in this Update were applied using a retrospective transition method to each period presented. Other than presentation of certain distributions from equity method investments, previously presented as cash provided by investing activities, of $0.3 million and $0.3 million in 2017 and 2016, respectively, and currently presented as cash provided by operating activities, the adoption of this Update did not have a significant impact on these consolidated financial statements.

In November 2016, the FASB issued ASU No. 2016-18, Statement of cash flows (Topic 230): Restricted Cash. The new standard requires that the statement of cash flows explains the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. The amendments in this Update were applied using a retrospective transition method to each period presented. As a result of the adoption of the standard, we have classified restricted cash as a component of cash, cash equivalents and restricted cash in the consolidated statements of cash flows for all periods presented. In our beginning of period 2018, 2017 and 2016 balances, restricted cash of $63.0 million, $54.1 million and and $48.9 million, respectively, have been aggregated with cash and cash equivalents in the beginning of period line items at the bottom of the statements of cash flows for each period presented. Also as a result of the updated presentation requirements for previous years, net cash used in investing activities in 2017 and 2016 decreased by $8.8 million and $5.2 million, respectively. Refer also to "Note 10 Cash, cash equivalents and restricted cash" for the reconciliation of cash, cash equivalents, and restricted cash reported within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows.

In May 2017, the FASB issued ASU 2017-09, Compensation-Stock Compensation (Topic 718): Scope of Modification Accounting. The update provides guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in Topic 718. The amendments in this Update did not have a material impact on our consolidated financial statements and related disclosures upon adoption.